Note 2 - Cash Equivalents	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
2—
CASH EQUIVALENTS

Cash and cash equivalents and short-term investments are comprised of the following:

	December 31,
	2019	2018
Total cash and cash equivalents	20,886	19,464
Short term investments	-	-
Total cash and cash equivalents, and short term investments	20,886	19,464